Long-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Investments [Abstract]
Investment Holdings, Schedule of Investments
The Group’s long-term investments consist of equity investments, held-to-maturity investments and other long-term investments.

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	42,500	42,500	6,181
Equity investments – measurement alternative	—	165,253	24,035
Equity investments – cost method	47,568	—	—
Held-to-maturity investments	—	197,469	28,721
Other long-term investments	394,923	897,284	130,505
Total	484,991	1,302,506	189,442